Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005469 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005469 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005469 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005469 | Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005469 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005469 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005469 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005469 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005469 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005469 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005469 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000005469 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005469 | European Telecom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005469 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005469 | Video Gaming
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005469 | Live Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005469 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005469 | Rest of The World Telecom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005469 | U.S. Internet Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005469 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000169955 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000169955 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169955 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169955 | Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169955 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169955 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169955 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169955 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169955 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169955 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169955 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000169955 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000169955 | European Telecom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169955 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169955 | Video Gaming
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169955 | Live Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169955 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169955 | Rest of The World Telecom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169955 | U.S. Internet Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169955 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	28.50%